STOCK OPTION PLANS AND STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Assumptions Used to Estimate Fair Value of Time-Based Options, Vested Options and Director Service Options of Stock Options Granted

The following table summarizes certain assumptions we used to estimate the fair value of the Time-Based Options, the Vested Options and the Director Service Options granted:

	Three Months Ended		Six Months Ended
	July 1, 2016	June 27, 2015	July 1, 2016	June 27, 2015
Expected volatility	33.3%	33.3%	33.3%	33.3%
Risk-free interest rate	1.2%-1.5%	1.8%	1.2%-1.6%	1.5%-2.0%
Expected years until exercise	5.2-6.6	6.5	5.2-6.6	5.1-8.3
Expected dividend yield	0.0%	0.0%	0.0%	0.0%

The following table summarizes certain assumptions we used to estimate the fair value of the Time-Based Options, the Vested Options and the Director Service Options of stock options granted during the years ended December 31, 2015, 2014, and 2013:

	Year Ended December 31,
	2015	2014	2013
Expected volatility	33%	31.7-33.4%	33.4-35.1%
Risk-free interest rate	1.5-2.0%	1.7-2.2%	0.7-2.0%
Expected term until exercise	5.1-8.3	5.0-6.4	5.0-6.3
Expected dividend yield	0.0%	0.0%	0.0%

Schedule of Recorded Non-cash Stock-based Compensation Expense

We recorded non-cash stock-based compensation expense during the periods presented as follows (in thousands):

	Three Months Ended		Six Months Ended
	July 1, 2016	June 27, 2015	July 1, 2016	June 27, 2015
Cost of sales	$31	$31	$61	$61
Operating expenses:
Selling, general and administrative	1,146	506	1,318	1,085
Research and development	139	2	142	6

	$1,316	$539	$1,521	$1,152

We recorded non-cash stock-based compensation expense during the periods presented as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Cost of goods sold	$90	$82	$52
Operating expenses:
Selling, general and administrative	1,696	1,782	2,049
Research and development	19	5	54

	$1,805	$1,869	$2,155

Summary of Option Activity

A summary of option activity under the 2007 Plan is presented below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2014	9,239,166	$16.11	6.3	$3,197,576
Granted	1,377,121	$16.46
Exercised	(31,196)	$9.00
Forfeited or expired	(1,656,232)	$16.46

Outstanding at December 31, 2015	8,928,859	$16.13	5.9	$2,964,949

Vested or expected to vest at December 31, 2015	5,154,858	$15.88	4.9	$2,964,949

Exercisable at December 31, 2015	2,865,982	$15.43	3.2	$2,964,949

Exercise of Stock Options Using Net Exercise Method

The following table provides information regarding the use of the net exercise method during the periods presented:

	Year Ended December 31,
	2015	2014
Options exercised	30,529	507,088
Shares withheld	21,681	391,395

Shares issued	8,848	115,693

Average market value per share withheld	$16.46	$16.46

Aggregate market value of shares withheld (in thousands)	$357	$6,442